Nature of Business	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Nature of Business

Note 1 – Nature of Business

Amesite Inc. (the “Company”) was incorporated in November 2017. The Company is an artificial intelligence (“AI”) driven platform and course designer that provides customized, high performance and scalable online products for schools and businesses. The Company uses machine learning to provide a novel, mass customized experience to learners. The Company’s customers are businesses, universities and colleges, and K-12 schools. The Company’s activities are subject to significant risks and uncertainties. The Company’s operations are considered to be in one segment.

On September 18, 2020 (the “Effective Date”), we consummated a reorganizational merger (the “Reorganization”), pursuant to an Agreement and Plan of Merger (the “Merger Agreement”), dated July 14, 2020, whereby we merged with and into Amesite Inc. (“Amesite Parent”) our former parent corporation, with our Company resulting as the surviving entity. In connection with the same, we filed a Certificate of Ownership and Merger with the Secretary of State of the State of Delaware, and changed our name from “Amesite Operating Company” to “Amesite Inc.” The stockholders of Amesite Parent approved the Merger Agreement on August 4, 2020. The directors and officers of Amesite Parent became our directors and officers.

Pursuant to the Merger Agreement, on the Effective Date, each share of the Amesite Parent’s common stock, $0.0001 par value per share, issued and outstanding immediately before the Effective Date, was converted, on a one-for-one basis, into shares of common stock of the Company.

Additionally, each option or warrant to acquire shares of Amesite Parent outstanding immediately before the Effective Date was converted into and became an equivalent option to acquire shares of common stock of the Company, upon the same terms and conditions.

As discussed in Note 4, the Company completed a stock offering through which it raised approximately $12,800,000. These funds have been, and continue to be, utilized to execute the Company’s strategic growth plans, including hiring additional sales staff as well as product engineers.